Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Property, Equipment and Software, Net [Line Items]
Total property, equipment and software	¥ 98,269		¥ 133,936
Accumulated depreciation and amortization	47,866		55,258
Property, equipment and software, net	50,403	$ 7,208	78,678
Building [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total property, equipment and software			38,464
Computer and transmission equipment [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total property, equipment and software	34,832		16,314
Furniture and office equipment [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total property, equipment and software	379		536
Leasehold improvements [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total property, equipment and software	6,900		5,043
Licenses [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total property, equipment and software	23,534		33,784
Software [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total property, equipment and software	¥ 32,624		¥ 39,795